Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues (note 25)	$ 4,822,024	$ 4,335,141
Cost of revenues (exclusive of depreciation and amortization shown below)	2,899,949	2,596,823
Selling, general and administrative expenses	1,339,063	1,185,469
Depreciation	66,239	54,608
Amortization of intangible assets	155,363	147,928
Acquisition-related items (note 6)	(27,802)	47,096
Loss on disposal of operations	0	2,282
Operating earnings	389,212	300,935
Interest expense, net	85,779	94,077
Equity earnings from non-consolidated investments	(7,270)	(5,078)
Other income	(410)	(841)
Earnings before income tax	311,113	212,777
Income tax expense (note 20)	74,177	68,086
Net earnings	236,936	144,691
Non-controlling interest share of earnings	53,968	56,560
Non-controlling interest redemption increment (note 16)	21,243	22,588
Net earnings attributable to Company	$ 161,725	$ 65,543
Net earnings per common share (note 18)
Basic (in dollars per share)	$ 3.24	$ 1.43
Diluted (in dollars per share)	$ 3.22	$ 1.41